Remaining Number of Years and Weighted Average Term to Expiration of Outstanding Warrants (Detail) (USD $)	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2012
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares potentially issuable		4,133,335
Remaining years to expiration and weighted average		7 years 5 months 1 day
Fair Value of Warrants	$ 561,194
Warrant
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares potentially issuable		4,133,335
Remaining years to expiration and weighted average		4 years 4 months 2 days
Fair Value of Warrants		2,220,560
Warrant | October 26, 2016
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expiration Date		October 26, 2016
Number of shares potentially issuable		200,000
Remaining years to expiration and weighted average		3 years 9 months 26 days
Fair Value of Warrants		107,446
Warrant | November 1, 2016
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expiration Date		November 1, 2016
Number of shares potentially issuable		50,000
Remaining years to expiration and weighted average		3 years 10 months 2 days
Fair Value of Warrants		26,862
Warrant | December 4, 2016
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expiration Date		December 4, 2016
Number of shares potentially issuable		200,000
Remaining years to expiration and weighted average		3 years 11 months 5 days
Fair Value of Warrants		107,446
Warrant | December 27, 2016
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expiration Date		December 27, 2016
Number of shares potentially issuable		200,000
Remaining years to expiration and weighted average		3 years 11 months 27 days
Fair Value of Warrants		107,446
Warrant | February 13, 2017
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expiration Date		February 13, 2017
Number of shares potentially issuable		50,000
Remaining years to expiration and weighted average		4 years 1 month 13 days
Fair Value of Warrants		26,862
Warrant | February 27, 2017
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expiration Date		February 27, 2017
Number of shares potentially issuable		100,000
Remaining years to expiration and weighted average		4 years 1 month 28 days
Fair Value of Warrants		53,723
Warrant | March 12, 2017
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expiration Date		March 12, 2017
Number of shares potentially issuable		250,000
Remaining years to expiration and weighted average		4 years 2 months 12 days
Fair Value of Warrants		134,308
Warrant | April 4, 2017
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expiration Date		April 4, 2017
Number of shares potentially issuable		150,000
Remaining years to expiration and weighted average		4 years 3 months 4 days
Fair Value of Warrants		80,585
Warrant | April 22, 2017
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expiration Date		April 22, 2017
Number of shares potentially issuable		250,000
Remaining years to expiration and weighted average		4 years 3 months 22 days
Fair Value of Warrants		134,308
Warrant | May 9, 2017
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expiration Date		May 9, 2017
Number of shares potentially issuable		500,000
Remaining years to expiration and weighted average		4 years 4 months 10 days
Fair Value of Warrants		268,616
Warrant | May 14, 2017
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expiration Date		May 14, 2017
Number of shares potentially issuable		1,050,000
Remaining years to expiration and weighted average		4 years 4 months 13 days
Fair Value of Warrants		564,094
Warrant | July 22, 2017
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expiration Date		July 22, 2017
Number of shares potentially issuable		500,000
Remaining years to expiration and weighted average		4 years 6 months 22 days
Fair Value of Warrants		268,616
Warrant | August 30, 2017
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expiration Date		August 30, 2017
Number of shares potentially issuable		500,000
Remaining years to expiration and weighted average		4 years 8 months 1 day
Fair Value of Warrants		268,616
Warrant | August 30, 2017
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expiration Date		August 30, 2017
Number of shares potentially issuable		133,335
Remaining years to expiration and weighted average		4 years 8 months 1 day
Fair Value of Warrants		71,632